CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net cash provided by (used in) operating activities	$ 111,877	$ (21,576)
Cash flow from investing activities:
Purchase of property, equipment and leasehold improvements	(1,689)	(966)
Increase in restricted cash	0	(1,911)
Repayment of due from an affiliate	0	9,000
Net cash (used in) provided by investing activities	(1,689)	6,123
Cash flow from financing activities:
Proceeds from borrowings	29,185	126,387
Repayments of borrowings	(102,315)	(73,832)
Proceeds from affiliates for debt	0	373,918
Repayment to affiliates	(31,153)	(381,302)
Increase in accounts payable, related parties	152,979	208,700
Repayment to accounts payable, related parties	(136,116)	(221,814)
Dividend paid	(5,885)	0
Net cash (used in) provided by financing activities	(93,305)	32,057
Net cash provided by operating, investing and financing activities	16,883	16,604
Effect of foreign currency translation on cash and cash equivalents	(185)	692
Net increase in cash and cash equivalents	16,698	17,296
Cash and cash equivalents, beginning of the period	43,019	30,931
Cash and cash equivalents, end of the period	59,717	48,227
Supplemental disclosure of cash flow information:
Interest paid	10,894	5,768
Income taxes paid	4,929	8,236
Non-cash transaction:
Reclassification from liability of the obligation to issue shares for the amendment of earn-out provision to equity	$ 0	$ 75,000